                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number:

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hanawalt Associates LLC
Address:    650 Madison Avenue, 25th Floor
            New York, New York  10022

Form 13F File Number:   28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. Pidgeon
Title:   Member - Hanawalt Associates LLC
Phone:   (212) 404-4651

Signature, Place, and Date of Signing:

  Lawrence S. Pidgeon      New York, New York    November 12, 2002
------------------------   -------------------   -----------------
     [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0
                                                      ------------------

Form 13F Information Table Entry Total:                           84
                                                      ------------------

Form 13F Information Table Value Total:                     $ 62,670
                                                      ------------------
                                                           (thousands)

List of Other Included Managers:

None
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HANAWALT ASSOCIATES, LLC - 13F

9/30/2002

             Column 1             Column 2      Column 3    Column 4     Column 5   Column 6   Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             Value                 Investment   Other        Voting Authority
                                                                                                         ---------------------------
          Name of Issuer       Title of Class     Cusip     (x 1,000)    Shares    Discretion  Managers  Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AARON RENT INC                      COM         002535201        2.3         100       x                   x
ALBANY INTL CORP                    CL A        012348108        9.5         500       x                   x
AMBASSADORS GROUP INC               COM         023177108        8.8         600       x                   x
AMBASSADORS INTL INC                COM         023178106        4.9         600       x                   x
AMDOCS LIMITED                      COM         G02602103      482.0      75,300       x                   x
AMERICAN EXPRESS CO                 COM         025816109        3.1         100       x                   x
AMERICAN PWR CONVERSION CORP        COM         029066107      521.0      54,500       x                   x
AMERICAN EAGLE OUTFITTERS NE        COM         02553E106      867.1      71,900       x                   x
AON CORP                            COM         037389103        2.0         100       x                   x
AUTOMATIC DATA PROCESSING IN        COM         053015103      573.7      16,500       x                   x
AUTONATION INC                      COM         05329W102    1,119.5      97,176       x                   x
AVERY DENNISON CORP                 COM         053611109        5.7         100       x                   x
BANK OF GRANITE CORP                COM         062401104    1,088.3      60,459       x                   x
BANK ONE CORP                       COM         06423A103      561.0      15,000       x                   x
BANTA CORP                          COM         066821109        3.6         100       x                   x
BERKSHIRE HATHAWAY INC DEL          CL A        084670108    1,773.6          24       x                   x
BLACK BOX CORP DEL                  COM         091826107      509.6      15,350       x                   x
CIGNA CORP                          COM         125509109        7.1         100       x                   x
C NA FINL CORP                      COM         126117100    1,055.0      42,200       x                   x
CAMPBELL SOUP CO                    COM         134429109    1,872.3      84,800       x                   x
CEDAR FAIR L P                 DEPOSITORY UNIT  150185106    2,422.2     103,600       x                   x
CHUBB CORP                          COM         171232101        5.5         100       x                   x
CLAYTON HOMES INC                   COM         184190106        1.1         100       x                   x
COGNEX CORP                         COM         192422103      599.5       43100       x                   x
COLE KENNETH PRODTNS INC            CL A        193294105      168.5       8,300       x                   x
COMMSCOPE INC                       COM         203372107      157.3      23,200       x                   x
CONSOLIDATE GRAPHICS INC            COM         209341106    6,687.7     381,063       x                   x
CONVERGYS CORP                      COM         212485106      422.3      28,100       x                   x
DEB SHOPS INC                       COM         242728103        2.5         100       x                   x
DOVER CORP                          COM         260003108       10.2         400       x                   x
DRESS BARN INC                      COM         261570105      252.0      16,200       x                   x
EL PASO ELEC CO                   COM NEW       283677854      174.6      14,700       x                   x
ENCANA CORP                         COM         292505104        4.4         147       x                   x
ERIE INDTY CO                       CL A        29530P102    1,104.0      26,500       x                   x
ETHAN ALLEN INERIORS INC            COM         297602104        3.2         100       x                   x
FINISHMASTER INC                    COM         31787P108      396.2      39,000       x                   x
FRONTIER OIL CORP                   COM         35914P105      243.0      19,600       x                   x
GAP INC DEL                         COM         364760108        1.1         100       x                   x

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
             Column 1             Column 2      Column 3    Column 4     Column 5   Column 6   Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             Value                 Investment   Other        Voting Authority
                                                                                                         ---------------------------
          Name of Issuer       Title of Class     Cusip     (x 1,000)    Shares    Discretion  Managers  Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
GENLYTE GROUP INC                   COM         372302109        3.5         100       x                   x
GOLDEN WEST FINL CORP DEL           COM         381317106    3,647.0      58,653       x                   x
HOOPER HOLMES INC                   COM         439104100       28.5       4,600       x                   x
HOME DEPOT INC                      COM         437076102      363.0      13,910       x                   x
HON INDS INC                        COM         438092108    1,023.1      40,200       x                   x
HARTE-HANKS INC                     COM         416196103        2.8         150       x                   x
IHOP CORP COM                       COM         449623107        2.4         100       x                   x
IMS HEALTH INC                      COM         449934108      276.9      18,500       x                   x
INTERNATIONAL SPEEDWAY CORP         CL A        460335201    2,332.2      58,700       x                   x
INTERTAN INC                        COM         461120107      122.8      17,600       x                   x
JACK IN THE BOX INC                 COM         466367109      224.2       9,833       x                   x
KENNAMETAL INC                      COM         489170100        1.6          50       x                   x
KERZNER INTERNATIONAL LTD           COM         P60654Y107   1,593.9       69300       x                   x
KEY3MEDIA GROUP INC                 COM         49326R104        0.2      10,000       x                   x
KOSS CORP                           COM         500692108       48.5       3,000       x                   x
LANDSTAR SYS INC                    COM         515098101        9.8         200       x                   x
MBIA INC                            COM         55262C100    2,416.0      60,476       x                   x
MADDEN STEVEN LTD                   COM         556269108    1,094.4      76,000       x                   x
MERCHANTS BANCSHARES                COM         588448100      286.5      11,600       x                   x
MERCURY GENL CORP NEW               COM         589400100   19,053.1     445,167       x                   x
MET PRO CORP                        COM         590876306      350.8      25,700       x                   x
NATUZZI S P A                       ADR         63905A101      298.1      27,300       x                   x
PAYLESS SHOESOURCE INC              COM         704379106      477.4       8,840       x                   x
PLANTRONICS INC NEW COM             COM         727493108        1.6         100       x                   x
PLAYTEX PRODS INC                   COM         72813P100      289.3      34,000       x                   x
PRE PAID LEGAL SVCS INC             COM         740065107      626.2      31,500       x                   x
PLUM CREEK TIMBER CO INC            COM         729251108        2.3         100       x                   x
PRIME HOSPITALITY CORP              COM         741917108        0.8         100       x                   x
RLI CORP                            COM         749607107        5.4         100       x                   x
RAVEN INDS INC                      COM         754212108      208.3       7,800       x                   x
ROSS STORES INC                     COM         778296103        3.6         100       x                   x
RYANS FAMILY STEAK HOUSE INC        COM         783519101      651.1      53,500       x                   x
STANLEY WKS                         COM         854616109       84.9       2,600       x                   x
STUDENT LN CORP                     COM         863902102    1,306.4      14,439       x                   x
TELEPHONE & DATA SYS INC            COM         879433100      176.6       3,500       x                   x
TENNANT CO                          COM         880345103       32.3       1,000       x                   x
UTAH MED PRODS INC                  COM         917488108      584.9      36,400       x                   x
VELCRO INDS NV                      COM         922571104      895.2      96,000       x                   x
WABTEC CORP                         COM         929740108      140.8      10,000       x                   x

             Column 1             Column 2      Column 3    Column 4     Column 5   Column 6   Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             Value                 Investment   Other        Voting Authority
                                                                                                         ---------------------------
          Name of Issuer       Title of Class     Cusip     (x 1,000)    Shares    Discretion  Managers  Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL INC             CL A        930059100        1.8         100       x                   x
WALLACE COMPUTER SERVICES INC       COM         932270101       61.8       3,500       x                   x
WASHINGTON FED INC                  COM         938824109       52.2       2,340       x                   x
WASTE MGMT INC DEL                  COM         94106L109      487.4      20,900       x                   x
WELLPOINT HEALTH NETWORK NEW        COM         94973H108       14.7         200       x                   x
WEYCO GROUP INC                     COM         962149100      257.6       7,000       x                   x
ZALE CORP NEW                       COM         988858106        3.0         100       x                   x
                               ---------------  ------------------------------------------------------------------------------------
                                84                            62,670   2,525,277